Leases - Narrative (Details)		12 Months Ended
	Jan. 01, 2019 vessel	Dec. 31, 2019 vessel	Dec. 31, 2022 ft² vessel
Lessee, Lease, Description [Line Items]
Number of vessels | vessel			5
United Kingdom | Building
Lessee, Lease, Description [Line Items]
Area of leased property			22,000
Lessee, operating lease, term of contract			15 years
United Kingdom | Land
Lessee, Lease, Description [Line Items]
Area of leased property			135
Lessee, operating lease, term of contract			3 years
Taiwan | Building
Lessee, Lease, Description [Line Items]
Area of leased property			2,500
Lessee, operating lease, term of contract			5 years
Minimum
Lessee, Lease, Description [Line Items]
Lessor, operating lease, term of contract			2 months
Maximum
Lessee, Lease, Description [Line Items]
Lessor, operating lease, term of contract			9 months
Ocean Tree Phoenix
Lessee, Lease, Description [Line Items]
Vessels chartered | vessel	1	5